Exchange rates (Details)	12 Months Ended
	Mar. 31, 2019 R / $	Mar. 31, 2019 R / $ R / £	Mar. 31, 2018 R / $	Mar. 31, 2018 R / $ R / £	Mar. 31, 2017 R / $	Mar. 31, 2017 R / $ R / £	Mar. 31, 2019 R / £	Mar. 31, 2018 R / £	Mar. 31, 2017 R / £
Effects Of Changes In Foreign Exchange Rates [Abstract]
Closing foreign exchange rate	14.48	14.48	11.83	11.83	13.41	13.41	18.90	16.60	16.75
Average foreign exchange rate	13.75	18.03	12.99	17.21	14.06	18.42